CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ (21,067)	$ 41,204	$ 27,989
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	47,010	52,611	50,172
Non-cash impairment charges	47,078	0	0
Deferred income tax provision (benefit)	(13,145)	1,537	1,156
Share-based compensation	10,393	9,051	26,805
Amortization of debt issuance costs	2,298	2,725	3,387
Non-cash interest expense	6,463	8,520	10,591
Payment of accreted interest	0	(30,617)	0
Loss on disposal of property and equipment	1,965	1,312	0
Excess tax benefits from stock-based compensation arrangements	(270)	(3,634)	(848)
Other, net	0	0	164
Changes in assets and liabilities, net of business acquisitions:
Accounts receivable	(2,892)	3,783	(1,878)
Inventories	(35,505)	(711)	1,702
Prepaid expenses and other current assets	4,823	(3,067)	(395)
Other non-current assets	441	(553)	375
Accounts payable, accrued expenses and other current liabilities	9,945	(21,071)	(11,842)
Deferred revenue	697	(1,051)	104
Other non-current liabilities	(4,966)	(939)	(3,154)
Net cash provided by operating activities	53,268	59,100	104,328
INVESTING ACTIVITIES:
Cash used in business acquisitions, net of cash acquired	(2,980)	(7,278)	(151,951)
Purchases of property and equipment	(47,851)	(69,031)	(38,425)
Sales of property and equipment	535	0	0
Purchases of short-term investments	0	(67,907)	0
Maturities of short-term investments	0	64,940	0
Net cash used in investing activities	(50,296)	(79,276)	(190,376)
FINANCING ACTIVITIES:
Borrowings under senior credit facility	30,000	155,000	145,000
Repayments under senior credit facility	(165,000)	(12,812)	(213,437)
Proceeds from liability component of convertible notes	0	0	186,830
Proceeds from equity component of convertible notes	0	0	43,170
Proceeds from sale of stock purchase warrants	0	0	28,451
Purchase of option hedge on convertible notes	0	0	(42,895)
Proceeds from the issuance of common stock, net of issuance costs	152,458	0	0
Payment of liability component of convertible notes	0	(134,383)	0
Debt issuance costs	(1,053)	(385)	(8,064)
Purchases of treasury stock	0	0	(83,463)
Proceeds from exercised stock options	2,344	696	3,697
Excess tax benefits from stock-based compensation arrangements	270	3,634	848
Net cash provided by financing activities	19,019	11,750	60,137
Effect of exchange rate changes on cash and cash equivalents	1,685	4,556	(2,044)
Net increase (decrease) in cash and cash equivalents	23,676	(3,870)	(27,955)
Cash and cash equivalents at beginning of period	96,938	100,808	128,763
Cash and cash equivalents at end of period	$ 120,614	$ 96,938	$ 100,808